INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Deferred Tax Assets, Operating Loss Carryforwards					$ (790,942)	$ (1,011,212)	$ (796,713)
Effective Tax rate					21.00%	21.00%	21.00%
Income tax expenses (benefit)					$ (166,098)	$ (212,355)	$ (167,310)
Less: Valuation Allowance					166,098	212,355	167,310
Income tax expenses(benefit)	$ 0	$ 0	$ 0	$ 0	0	0	0
Deferred tax assets					886,846	720,748	508,393
Valuation allowance					(886,846)	(720,748)	(508,393)
Net deferred tax assets					$ 0	$ 0	$ 0